Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,050,000,000.00
Previously Paid Amount	79,705.00
Total Fee Amount	148,755.00
Total Offset Amount	0.00
Net Fee	69,050.00
Narrative - Max Aggregate Offering Price	$ 1,050,000,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true